Shareholders' Equity - Share-based Compensation, Stock Option Awards, Intrinsic Vaule (Details) (Stock Options [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value outstanding	$ 7
Aggregate intrinsic value exercisable	$ 5
Weighted-average remaining contractual life, outstanding, years	4 years 3 months 0 days
Weighted-average remaining contractual life, exercisable, years	3 years 11 months 0 days